Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions - Disclosure of Transactions Between the Group and Parent Companies, Associates and Related Parties (Detail) - ARS ($)
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Interest and Exchange rate differences	$ 7,569,170	$ 14,469,575	$ (86,622,923)
Purchase of Goods and Services	(107,028,203)	(30,830,685)	(1,114,049,021)
Cimpor Trading e Inversiones S.A. [member]
Disclosure of transactions between related parties [line items]
Interest and Exchange rate differences	60,190,985	2,708,445	(3,804,020)
Purchase of Goods and Services	(63,336,270)	(149,471,817)	(400,515,308)
Services provided	47,908,302	8,624,287	48,217,743
InterCement Portugal, S.A. [member]
Disclosure of transactions between related parties [line items]
Interest and Exchange rate differences	(3,126,013)	2,549,625
Purchase of Goods and Services	(229,818,677)	(98,689,606)
Services provided		12,920,788	8,790,801
Sacopor S.A. [member]
Disclosure of transactions between related parties [line items]
Interest and Exchange rate differences	2,359,392	(470,651)
Purchase of Goods and Services	$ 262,876	$ (35,962,291)
Yguaz Cementos S.A. [member]
Disclosure of transactions between related parties [line items]
Interest and Exchange rate differences			(9,617,402)
Services provided			$ 7,747,255